Note 5 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Common shares purchasable upon exercise of warrants	Weighted average exercise price (C$)	Weighted average exercise price (US$)	Range of exercise prices (C$)			Range of exercise prices (US$)			Weighted average remaining contractual life (years)	Aggregate intrinsic value (C$)	Aggregate intrinsic value (US$)

Balance, December 31, 2011	949,495	$3.25	$3.20	$1.65	-	$3.35	$1.62	-	$3.29	4.6	$-	$-
Issued	924,302	$2.60	$2.61		$2.60			$2.61
Exercised	(285,386)	$2.53	$2.54	$1.65	-	$3.35	$1.66	-	$3.37
Balance, December 31, 2012	1,588,411	$3.00	$3.02	$2.50	-	$3.35	$2.51	-	$3.37	3.8	3,140,893	3,156,912
Issued	-	-	-		-			-
Exercised	(573,683)	$3.19	$3.00	$2.60	-	$3.35	$2.44	-	$3.15			-
Balance, December 31, 2013	1,014,728	$2.90	$2.72	$2.60	-	$3.35	$2.44	-	$3.15	2.7	$5,635,446	$5,298,447

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year ended December 31
	2013	2012

Dividend yield	0.00%	0.00%
Expected volatility	47.03%	40.00%
Risk-free interest rate	1.13%	1.28%
Expected average term (years)	1.6	3.8
Fair value of warrants outstanding	$5.30	$2.51
Aggregate fair value of warrants outstanding	$5,378,722	$4,014,821

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of optioned common shares	Weighted average exercise price (C$)	Weighted average exercise price (US$)	Aggregate intrinsic value (C$)	Aggregate intrinsic value (US$)

Balance, December 31, 2010	1,083,432	$7.95	$7.72	$756,628	$734,881
Options granted	403,100	$2.14	$2.17
Options exercised	(1,667)	$1.50	$1.52	$1,330	$1,346
Options forfeited, cancelled or expired	(71,547)	$27.42	$27.74
Balance, December 31, 2011	1,413,318	$5.32	$5.38	$1,800	$1,821
Options granted	326,300	$4.16	$4.16
Options exercised	(28,417)	$2.34	$2.34	$81,545	$81,598
Options forfeited, cancelled or expired	(62,355)	$21.27	$21.29
Balance, December 31, 2012	1,648,846	$4.54	$4.54	$2,299,512	$2,300,996
Options granted	270,250	$7.52	$7.30
Options exercised	(124,246)	$3.22	$3.13	$551,385	$535,369
Options forfeited, cancelled or expired	(64,085)	$21.87	$21.23
Balance, December 31, 2013	1,730,765	$4.45	$4.32	$7,029,795	$6,825,608

Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans By Exercise Price Range [Table Text Block]
			Options outstanding December 31, 2013				Options exercisable December 31, 2013
Range of Exercise prices			Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)	Weighted average exercise price (US$)	Number of options exercisable	Weighted average exercise price (C$)	Weighted average exercise price (US$)

$1.50	to	$1.90	261,475	6.7	$1.71	$1.66	236,475	$1.71	$1.66
$2.10	to	$2.60	279,000	7.7	$2.32	$2.25	236,175	$2.35	$2.28
$3.00	to	$3.10	108,979	2.2	$3.04	$2.95	108,979	$3.04	$2.95
$3.73	to	$3.85	153,250	6.1	$3.84	$3.73	150,650	$3.85	$3.74
$4.38	to	$4.54	21,250	9.2	$4.53	$4.40	5,313	$4.53	$4.40
$4.65	to	$5.60	576,846	6.2	$5.25	$5.10	474,909	$5.27	$5.12
$5.69	to	$11.60	329,965	7.6	$7.79	$7.56	164,590	$7.45	$7.23
$1.50	to	$11.60	1,730,765	6.6	$4.45	$4.32	1,377,091	$4.08	$3.96

Schedule of Nonvested Share Activity [Table Text Block]
	Number of optioned common shares	Weighted average fair value (C$)	Weighted average fair value (US$)

Non-vested at December 31, 2012	333,691	$3.38	$3.38

Options granted	270,250	$7.52	7.30
Options vested	(219,966)	$4.47	4.34
Non-vested options forfeited	(30,300)	$3.74	3.63
Non-vested at December 31, 2013	353,675	$5.44	$5.28

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
	Year ended December 31
	2013	2012	2011

Dividend yield	0.00%	0.00%	0.00%
Expected volatility	111.61%	120.40%	116.26%
Risk-free interest rate	2.39%	1.56%	2.51%
Expected average option term (years)	9.6	8.2	9.6
Fair value of options granted (C$)	$6.96	$3.83	$2.00

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Year ended December 31
	2013	2012	2011

Research, development, collaborations and contracts expenses	$621,807	$772,367	$500,425
General and administrative expenses	281,198	209,923	133,024
Total	$903,005	$982,290	$633,449

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	Number of Protiva Options	Equivalent number of Company common shares	Weighted average exercise price (C$)	Weighted average exercise price (US$)

Balance, December 31, 2010	518,223	349,883	0.30	0.30
Options exercised	(27,202)	(18,366)	0.30	0.30
Options forfeited, cancelled or expired	-	-	-	-
Balance, December 31, 2011	491,020	331,517	0.30	0.30
Options exercised	(15,135)	(10,218)	0.30	0.30
Options forfeited, cancelled or expired	-	-	-	-
Balance, December 31, 2012	475,885	321,299	$0.30	$0.30
Options exercised	(2,000)	(1,350)	0.30	0.29
Options forfeited, cancelled or expired	(1,000)	(675)	0.30	0.29
Balance, December 31, 2013	472,885	319,274	0.30	0.29